Profit Before Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Other Operating Income and Expenses, Net
a.	Other operating income and expenses, net

	For the Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$	US$ (Note 4)

Rental income	$175,373	$656,745	$692,010	$22,600
Gain on disposal of property, plant and equipment	71,770	113,356	161,761	5,283
Royalty income	135,400	638,867	674,859	22,040
Impairment loss on non-financial assets (Notes 15 and 19)	(126,766)	(327,569)	(146,570)	(4,787)
Others	934,052	(67,071)	(60,290)	(1,969)

	$1,189,829	$1,014,328	$1,321,770	$43,167

Summary of Other Income
b.	Other income

	For the Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$	US$ (Note 4)

Interest income
Bank deposits	$529,132	$646,407	$1,510,422	$49,328
Contracts with customers	13,197	8,340	2,985	97
Government subsidies	767,918	797,612	940,127	30,703
Dividends income	289,852	278,381	256,160	8,366

	$1,600,099	$1,730,740	$2,709,694	$88,494

Summary of Other Gains, net
c.	Other gains and losses

	For the Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$	US$ (Note 4)

Net gain on financial assets mandatorily at FVTPL	$1,199,065	$10,244,928	$6,155,995	$201,045
Net loss arising on financial instruments held for trading	(2,689,070)	(6,137,183)	(4,295,484)	(140,284)
Gain on disposal of subsidiaries (Note 30)	17,340,418	—	529,721	17,300
Foreign exchange gains (losses), net	1,395,054	(2,459,474)	998,111	32,597
Gain recognized in bargain purchase transaction (Note 29)	33,114	—	—	—
Impairment loss on investments accounted for using the equity method (Note 14)	—	(61,206)	—	—
Gain (loss) on disposal of investments accounted for using the equity method	(67,482)	80,317	55,795	1,822

	$17,211,099	$1,667,382	$3,444,138	$112,480

Summary of Finance Costs
d.	Finance costs

	For the Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$	US$ (Note 4)

Interest on lease liabilities	$105,159	$134,871	$148,916	$4,864
Interest on borrowings and bonds payable	2,790,368	3,912,526	6,197,706	202,407

Total interest expense for financial liabilities measured at amortized cost	2,895,527	4,047,397	6,346,622	207,271
Less: Amounts included in the cost of qualifying assets
Inventories related to real estate business	(71,011)	—	—	—
Property, plant and equipment	(25,581)	(58,263)	(107,712)	(3,518)

	2,798,935	3,989,134	6,238,910	203,753
Other finance costs	32,372	20,648	33,176	1,083

	$2,831,307	$4,009,782	$6,272,086	$204,836

Summary of Capitalized Borrowing Costs
Information relating to the capitalized borrowing costs was as follows:

	For the Year Ended December 31
	2021	2022	2023

Annual interest capitalization rates
Inventories related to real estate business (%)	4.20-4.35	—	—
Property, plant and equipment (%)	0.48-1.08	0.59-4.22	1.46-6.82

Summary of Depreciation and Amortization
e.	Depreciation and amortization

	For the Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$	US$ (Note 4)

Property, plant and equipment	$48,604,160	$48,945,756	$51,799,481	$1,691,688
Right-of-use assets	1,114,950	1,468,040	1,304,020	42,587
Investment properties	751,047	1,107,014	1,091,879	35,659
Other intangible assets	4,054,120	3,931,079	3,906,483	127,579

Total	$54,524,277	$55,451,889	$58,101,863	$1,897,513

Summary of depreciation by function
Operating costs	$46,880,267	$47,894,701	$49,701,740	$1,623,179
Operating expenses	3,589,890	3,626,109	4,493,640	146,755

	$50,470,157	$51,520,810	$54,195,380	$1,769,934

Summary of amortization by function
Operating costs	$2,443,870	$2,465,837	$2,433,492	$79,474
Operating expenses	1,610,250	1,465,242	1,472,991	48,105

	$4,054,120	$3,931,079	$3,906,483	$127,579

Summary of Operating Expenses Directly Related to Investment Properties
f.	Operating expenses directly related to investment properties

	For the Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$	US$ (Note 4)

Direct operating expenses of investment properties that generated rental income	$1,422,463	$1,616,197	$1,593,819	$52,052

Summary of Employee Benefits Expense
g.	Employee benefits expense

	For the Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$	US$ (Note 4)

Post-employment benefits
Defined contribution plans	$3,489,642	$3,590,439	$3,671,057	$119,891
Defined benefit plans	214,599	188,141	209,978	6,857

	3,704,241	3,778,580	3,881,035	126,748
Equity-settled share-based payments	699,211	989,843	742,890	24,262
Other employee benefits	90,412,118	98,404,937	86,893,030	2,837,787

	$94,815,570	$103,173,360	$91,516,955	$2,988,797

Summary of employee benefits expense by function
Operating costs	$61,555,563	$65,063,705	$58,390,785	$1,906,949
Operating expenses	33,260,007	38,109,655	33,126,170	1,081,848

	$94,815,570	$103,173,360	$91,516,955	$2,988,797

Summary of Employees' Compensation and Remuneration to Directors
h.	Employees’ compensation and the remuneration to directors
The Articles stipulates to distribute employees’ compensation and remuneration to directors at the rates of
0.01%-1.00%
and no higher than 0.75%, respectively, of net profit before income tax, employees’ compensation and remuneration to directors.

	For the Year Ended December 31
	2022		2023
	Accrual Rate (%)	Accrual Amount	Accrual Rate (%)	Accrual Amount
		NT$		NT$	US$ (Note 4)

Employees’ compensation	0.25	$155,398	0.25	$79,385	$2,593
Remuneration to directors	0.40	248,637	0.40	127,016	4,148

Summary of Appropriations of Employees' Compensation (Settled by Cash) and Remuneration to Directors
In March 2022 and March 2023, the board of directors resolved the appropriations of employees’ compensation and remuneration to directors in cash for 2021 and 2022, respectively. The differences between the resolved amounts and the accrued amounts reflected in the annual consolidated financial statements for the years ended December 31, 2021 and 2022 were deemed changes in estimates. The differences were NT$1,030 thousand and NT$1,572 thousand
(US$51 thousand)
and were adjusted in net profit for each of the years ended December 31, 2022 and 2023, respectively.

	For Year 2021		For Year 2022
	Employees’ compensation	Remuneration to directors	Employees’ compensation	Remuneration to directors
	NT$	NT$	NT$	NT$

Resolved by the board of directors	$122,000	$194,000	$155,463	$247,000

Recognized in the consolidated financial statements	$121,935	$195,095	$155,398	$248,637